INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

For the years ended December 31, 2016 and 2015 there was no provision for income taxes and deferred tax assets have been entirely offset by valuation allowances.

As of December 31, 2016, the Company has net operating loss carry forwards of approximately $7,219,000. The carryforwards expire in years 2033 through 2036. The Company's net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company's tax expense differs from the "expected" tax expense for Federal income tax purposes, computed by applying the United States Federal tax rate of 34% to loss before taxes, as follows:

The tax effects of the temporary differences between reportable financial statement income (loss) and taxable income (loss) are recognized as deferred tax assets and liabilities.

	Year Ended
	December 31,
	2016	2015
Tax expense (benefit) at the statutory rate	$(906,797)	$(568,852)
State income taxes, net of federal income tax benefit	(96,813)	(60,733)
Non-deductible expenses	229,241	2,135
Change in valuation allowance	774,369	627,450
Total	$—	$—

The tax effect of significant components of the Company's deferred tax assets and liabilities at December 31, 2016 and 2015, are as follows:

	Year Ended
	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforward	$2,716,420	$2,042,006
Book to tax difference – intangible assets	146,733	27,348
Stock option expense	90,801	373,456
Total gross deferred tax assets	2,953,954	2,442,810
Less: Deferred tax asset valuation allowance	(2,953,954)	(2,442,810)
Total net deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2016 and 2015 were fully offset by a 100% valuation allowance.  The change in the valuation allowance was an increase of $774,369 and $627,450 for the years December 31, 2016 and 2015, respectively.